ACCOUNTS RECEIVABLE, NET - Provision for doubtful accounts (Details) - BRL (R$) R$ in Thousands	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2007
Accounts receivable
ACCOUNTS RECEIVABLE, NET
Provision for doubtful accounts	R$ 1,688,795	R$ 1,895,666	R$ 1,719,648	R$ 1,659,763
FURNAS
ACCOUNTS RECEIVABLE, NET
Provision for doubtful accounts		293,560			R$ 293,560
Consumers | Accounts receivable
ACCOUNTS RECEIVABLE, NET
Provision for doubtful accounts	401,891	569,269
Resellers | Accounts receivable
ACCOUNTS RECEIVABLE, NET
Provision for doubtful accounts	759,483	765,620
CEA | Accounts receivable
ACCOUNTS RECEIVABLE, NET
Provision for doubtful accounts	233,861	267,217
CCEE - Short-term Energy | Accounts receivable
ACCOUNTS RECEIVABLE, NET
Provision for doubtful accounts	R$ 293,560	R$ 293,560